Accumulated Other Comprehensive Income - Schedule of Derivative Gain (Loss) Recognized Out of Each Component of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	$ (2.0)	$ (1.4)	$ 3.1
Tax (expense) benefit	0.5	0.4	(0.8)
Net of tax	(1.5)	(1.0)	2.3
Interest Rate Caps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	(2.0)	(1.4)	2.6
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	$ 0.0	$ 0.0	$ 0.5